Earnings per share (Details 1) R$ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Net income		R$ 41,085		R$ 33,105		R$ 29,207
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net income		20,274		16,351		14,426
Dividend on preferred shares after dilution effects		153		104		81
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 20,427		R$ 16,455		R$ 14,507
Adjusted weighted average of shares | shares		5,393,166,984		5,390,443,388		5,382,629,327
Preferred | shares		5,393,166,984		5,390,443,388		5,382,629,327
Weighted average number of outstanding shares - basic | shares		5,313,264,028		5,323,043,889		5,322,863,899
Incremental as per share-based payment plans | shares		79,902,956		67,399,499		59,765,428
Common | $ / shares	$ 3.79		$ 3.05		$ 2.70
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net income		R$ 20,811		R$ 16,754		R$ 14,781
Dividend on preferred shares after dilution effects		(153)		(104)		(81)
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 20,658		R$ 16,650		R$ 14,700
Adjusted weighted average of shares | shares		5,454,119,395		5,454,119,395		5,454,119,395
Weighted average number of outstanding shares - basic | shares		5,454,119,395		5,454,119,395		5,454,119,395
Common | $ / shares	$ 3.79		$ 3.05		$ 2.70